Significant Operating Lease Arrangements - Future Minimum Lease Payments under Non-cancellable Operating Leases (Detail) - TWD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments	$ 20,849.6	$ 17,196.8
Less than 1 year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments	5,824.1	3,116.2
Later than 1 year and not later than 5 years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments	5,834.9	5,174.7
Later than 5 years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments	$ 9,190.6	$ 8,905.9